11. Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
Commitments and Contingencies

Platte River Insurance Company (“Platte River”) instituted an action on April 8, 2015 in the United States District Court for the District of Massachusetts in which Platte River claims that the Company signed as a co-indemnitor in support of surety bonds issued by Platte River on behalf of Prime Solutions for the benefit of Honeywell pursuant to Prime Solutions, Inc.’s (“Prime”) solar project located in Worcester Massachusetts (the “Prime Contract”).  The Company filed its answer to the complaint, denying the allegations of Platte River.  On February 1, 2016 the Company received a demand letter from Platte River for immediate payment of an $868,617 claim under the terms of the co-indemnity agreement.  The Company continued to deny the allegations and did not agree to the demand.  The Company’s maximum liability exposure under the bond was $1,412,544, if Prime failed to meet its contracted obligations.  In October 2014, the Company determined it probable that Prime did fail to meet its contracted obligations under the Prime Contract, and therefore, the potential existed that the Company may have to meet outstanding Prime Contract obligations. The Company has evaluated the status of the project, amounts paid to date on the contract and assessed the remaining work to be performed.  On April 11, 2016, the Company settled this litigation with an agreement to pay $650,000, an amount  that was initially accrued as a Selling, General and Administrative expense on the Consolidated Statement of Operations during 2014 and was still accrued for as of March 31, 2016.  Per the settlement agreement the Company paid $325,000 on April 19, 2016, with the remaining $325,000 to be paid no later than July 15, 2016.

The Company and two senior executives of the Company are named as defendants in a class action proceeding filed on June 23, 2015, in the U.S. District Court for the Central District of California.  On September 24, 2015, the U.S. District Court for the Central District of California granted a motion to transfer the lawsuit to the United States District Court for the District of Colorado.  On October 14, 2015, the Court appointed David Hampton as Lead Plaintiff and approved Hampton’s selection of the law firm Levi & Korsinsky LLP as Lead Counsel.  Plaintiff filed an Amended Complaint on January 4, 2016.  The Amended Complaint alleges violations of the federal securities laws on behalf of a class of persons who purchased shares of the Company’s common stock between October 17, 2014 and June 15, 2015.  In general, the Amended Complaint alleges that false or misleading statements were made or that there was a failure to make appropriate disclosures concerning the Company’s cyber security business and products.  On February 18, 2016, the Company filed a motion to dismiss Plaintiff’s Amended Complaint.  Plantiff filed an opposition to the motion to dismiss and the Company replied on May 4, 2016.  We cannot predict the outcome of this lawsuit; however, the Company believes that the claims lack merit and intends to defend against the lawsuit vigorously.

The Company is obligated under various operating leases for office space and equipment and is obligated under non-cancelable contracts with job search firms.

The future minimum payments under non-cancelable operating leases and non-cancelable contracts with initial remaining terms in excess of one year as of December 31, 2015, are as follows:

2016	$1,270,509
2017	$1,117,855
2018	$734,166
2019	$420,568
2020	$342,891
2021	$55,600

The leases cover office premises.  Non-cancellable contracts with talent acquisition search engines account for $6,858 of the obligations. The above schedule of contractual obligations does not include dividends on preferred stock as they have not been declared, and the Company has the option of paying the dividends in cash or common stock of the Company at its discretion.  The Company has several employment contracts in place with key management which are in the normal course and have not been included in the above table.

Expenses for operating leases during 2015 and 2014 were $1,342,592 and $677,989, respectively.

The Company has a three percent ownership interest in a limited liability company that owns approximately 33 percent of the building the Company leases office space from in Charlotte, North Carolina.  Additionally, an individual stockholder of the Company owns approximately 30 percent of the same limited liability company.  Rent expense pertaining to this operating lease during 2015 and 2014 was $177,236 and $172,074, respectively.